Redeemable Noncontrolling Interests - Additional Information (Details) - USD ($)			12 Months Ended
	Aug. 01, 2024	Mar. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interest [Line Items]
Ownership interest			50.00%
Redeemable non-controlling interests			$ 3,730,000	$ 27,139,000
Purchase of remaining noncontrolling interest paid			2,316,000
Gateway
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests				20,600,000
Redeemed noncontrolling interest percentage		30.00%
Purchase of redeemable noncontrolling interest		$ 5,400,000	5,400,000
Purchase of remaining noncontrolling interest paid		$ 300,000
Income tax impact on redeemable noncontrolling interest			3,800,000
Gateway | Trade Accounts Payable
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests			$ 5,100,000
Gateway | Accumulated Deficit
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests				15,000,000
Abode Care Partners
Redeemable Noncontrolling Interest [Line Items]
Ownership interest			60.00%
Redeemable non-controlling interests			$ 3,700,000	5,500,000
Change in redemption amount			0	0
Harvest Grove
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests				1,000,000
Redeemed noncontrolling interest percentage	45.00%
Purchase of redeemable noncontrolling interest	$ 3,800,000		3,781,000
Purchase of remaining noncontrolling interest paid	$ 2,000,000
Income tax impact on redeemable noncontrolling interest			3,800,000
Harvest Grove | Trade Receivables
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests			$ 1,800,000
Harvest Grove | Accumulated Deficit
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests				$ 2,500,000
Primary Beneficiary | Gateway
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest percentage			100.00%	70.00%
Primary Beneficiary | Harvest Grove
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest percentage			100.00%	55.00%